Tax expense - temporary differences and tax loss maturity schedule (Details) € in Millions	Dec. 31, 2020 EUR (€)
Corporate taxation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts for which deferred tax assets were not recognized	€ (21,440)
Temporary differences and tax losses	(2,894)
Corporate taxation | Deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	26,844
Corporate taxation | Taxable temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	(28,641)
Corporate taxation | Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	20,343
Corporate taxation | 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts for which deferred tax assets were not recognized	(344)
Temporary differences and tax losses	349
Corporate taxation | 2021 | Deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	3,449
Corporate taxation | 2021 | Taxable temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	(2,871)
Corporate taxation | 2021 | Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	115
Corporate taxation | 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts for which deferred tax assets were not recognized	(103)
Temporary differences and tax losses	(132)
Corporate taxation | 2022 | Deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	2,618
Corporate taxation | 2022 | Taxable temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	(2,707)
Corporate taxation | 2022 | Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	60
Corporate taxation | 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts for which deferred tax assets were not recognized	(75)
Temporary differences and tax losses	(245)
Corporate taxation | 2023 | Deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	2,514
Corporate taxation | 2023 | Taxable temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	(2,729)
Corporate taxation | 2023 | Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	45
Corporate taxation | 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts for which deferred tax assets were not recognized	(839)
Temporary differences and tax losses	(243)
Corporate taxation | 2024 | Deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	3,282
Corporate taxation | 2024 | Taxable temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	(2,787)
Corporate taxation | 2024 | Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	101
Corporate taxation | Beyond 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts for which deferred tax assets were not recognized	(3,008)
Temporary differences and tax losses	(1,430)
Corporate taxation | Beyond 2024 | Deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	14,596
Corporate taxation | Beyond 2024 | Taxable temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	(14,594)
Corporate taxation | Beyond 2024 | Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	1,576
Corporate taxation | Unlimited/ Indeterminable
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts for which deferred tax assets were not recognized	(17,071)
Temporary differences and tax losses	(1,193)
Corporate taxation | Unlimited/ Indeterminable | Deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	385
Corporate taxation | Unlimited/ Indeterminable | Taxable temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	(2,953)
Corporate taxation | Unlimited/ Indeterminable | Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	18,446
Local taxation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts for which deferred tax assets were not recognized	(6,065)
Temporary differences and tax losses	(82)
Local taxation | Deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	10,736
Local taxation | Taxable temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	(9,572)
Local taxation | Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	4,819
Local taxation | 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts for which deferred tax assets were not recognized	(188)
Temporary differences and tax losses	33
Local taxation | 2021 | Deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	1,088
Local taxation | 2021 | Taxable temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	(896)
Local taxation | 2021 | Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	29
Local taxation | 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts for which deferred tax assets were not recognized	(38)
Temporary differences and tax losses	(132)
Local taxation | 2022 | Deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	588
Local taxation | 2022 | Taxable temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	(713)
Local taxation | 2022 | Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	31
Local taxation | 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts for which deferred tax assets were not recognized	(11)
Temporary differences and tax losses	(141)
Local taxation | 2023 | Deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	551
Local taxation | 2023 | Taxable temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	(713)
Local taxation | 2023 | Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	32
Local taxation | 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts for which deferred tax assets were not recognized	(582)
Temporary differences and tax losses	(151)
Local taxation | 2024 | Deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	1,141
Local taxation | 2024 | Taxable temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	(764)
Local taxation | 2024 | Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	54
Local taxation | Beyond 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts for which deferred tax assets were not recognized	(600)
Temporary differences and tax losses	398
Local taxation | Beyond 2024 | Deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	7,241
Local taxation | Beyond 2024 | Taxable temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	(6,346)
Local taxation | Beyond 2024 | Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	103
Local taxation | Unlimited/ Indeterminable
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts for which deferred tax assets were not recognized	(4,646)
Temporary differences and tax losses	(89)
Local taxation | Unlimited/ Indeterminable | Deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	127
Local taxation | Unlimited/ Indeterminable | Taxable temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	(140)
Local taxation | Unlimited/ Indeterminable | Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences and unused tax losses	€ 4,570